COLT 2026-7 Mortgage Loan Trust ABS-15G

Exhibit 99.14

Valuations Summary
Loans In Report:		4				Origination Values										Automated Valuation Model							Desk Review				Second Desk Review				Field Review				Second Field Review				1004 SFR				2055 Ext Only				BPO (Broker Price Opinion)				Other					AUS Information

Loan Number	Deal ID	Seller Loan Number	Original Balance	Sales Price	Value For LTV	Appraised Date	Appraised Value	Appraisal Form	AVM Vendor Name	Confidence Score	Review Date	Review Value	Variance Amount	Variance (%)	Review Type	Report Date	Value	Variance Amount	Variance (%)	AVM Vendor Name	AVM FSD	Confidence Score	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Other - Valuation Type	Report Date - Other	Value - Other	Variance Amount - Other	Variance (%) - Other	CU / LCA Score
XXXX	4350122770	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	1073 Condo (Mar 05)				XXXX	XXXX	0.00%			XXXX	XXXX	0.00%				XXXX	XXXX	XXXX	0.00%		XXXX	XXXX	0.00%		XXXX	XXXX	0.00%		XXXX	XXXX	0.00%		XXXX	XXXX	0.00%		XXXX	XXXX	0.00%		XXXX	XXXX	0.00%			XXXX	XXXX	0.00%	(No Data)
XXXX	4350122771	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	1004 SFR (Mar 05)				XXXX	XXXX	0.00%			XXXX	XXXX	0.00%				XXXX	XXXX	XXXX	0.00%		XXXX	XXXX	0.00%		XXXX	XXXX	0.00%		XXXX	XXXX	0.00%		XXXX	XXXX	0.00%		XXXX	XXXX	0.00%		XXXX	XXXX	0.00%			XXXX	XXXX	0.00%	1
XXXX	4350122773	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	1004 SFR (Mar 05)				XXXX	XXXX	0.00%			XXXX	XXXX	0.00%				XXXX	XXXX	XXXX	0.00%		XXXX	XXXX	0.00%		XXXX	XXXX	0.00%		XXXX	XXXX	0.00%		XXXX	XXXX	0.00%		XXXX	XXXX	0.00%		XXXX	XXXX	0.00%			XXXX	XXXX	0.00%	2.6
XXXX	4350122772	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	1025 Multi-Fam (Mar 05)				XXXX	XXXX	0.00%	Not Applicable		XXXX	XXXX	0.00%				XXXX	XXXX	XXXX	0.00%		XXXX	XXXX	0.00%		XXXX	XXXX	0.00%		XXXX	XXXX	0.00%		XXXX	XXXX	0.00%		XXXX	XXXX	0.00%		XXXX	XXXX	0.00%			XXXX	XXXX	0.00%	(No Data)

The findings in this report are preliminary and subject to revision by Clayton. This report is confidential and for Client’s internal use only. This report is not for purposes of 17g5 filings and is not redacted. For Securitization reporting please submit a request to CL_SecondaryMarketAcquisitions@clayton.com